Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Jun. 30, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Year Ended June 30, 2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$275,089	$370,807	$286,185	$338,156
Cost of revenue	95,790	120,789	100,903	133,611
Net income attributable to Cimpress N.V.	412	40,875	1,375	1,034
Net income per share attributable to Cimpress N.V.:
Basic	$0.01	$1.24	$0.04	$0.03
Diluted	$0.01	$1.18	$0.04	$0.03

Year Ended June 30, 2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$251,416	$348,312	$287,684	$280,066
Cost of revenue	88,027	114,150	99,107	99,009
Net income (loss) attributable to Cimpress N.V.	(1,696)	22,960	5,866	2,305
Net income (loss) per share attributable to Cimpress N.V.:
Basic	$(0.05)	$0.69	$0.18	$0.07
Diluted	$(0.05)	$0.66	$0.17	$0.07